NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Fair Value Assumptions Using Black-Scholes Option-Pricing Model) (Details)	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Expected volatility	25.20%	25.50%	27.50%
Risk-free interest rate	1.90%	1.30%	1.50%
Expected lives	6 years	5 years	5 years
Dividend yield	4.40%	2.60%	2.40%